Supplemental Financial Information	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Financial Information

4 Supplemental Financial Information

Statement of Operations Information

Disaggregation of revenue

The following table presents revenue disaggregated by sales channel:

	2018	20171)	20161)
Distributors	4,865	4,734	4,644
Original Equipment Manufacturers and Electronic Manufacturing Services	4,157	4,129	4,662
Other 2)	385	393	192
Total	9,407	9,256	9,498

1)	As noted above, prior period amounts have not been adjusted for the impact of adopting ASC 606 under the modified retrospective method.
2)	Represents revenues in Corporate and Other for other services.

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2018	2017	2016
Depreciation of property, plant and equipment	478	611	609
Amortization of internal use software	8	21	24
Amortization of other identified intangible assets (*)	1,501	1,541	1,572
	1,987	2,173	2,205

(*)

For the period ending December 31, 2017, the amount includes IPR&D impairment charges of $23 million, of which $16 million related to assets acquired from Freescale. For the period ending December 31, 2016, the amount included impairment charges relative to IPR&D acquired as part of the acquisition of Freescale of $89 million.

Depreciation of property, plant and equipment is primarily included in cost of revenue.

Other income (expense)

	2018	2017	2016
Result on disposal of businesses	39	1,572	8
Result on disposal of properties	1	1	1
Other income (expense)	1,961	2	-
	2,001	1,575	9

Financial income (expense)

	2018	2017	2016
Interest income	48	27	11
Interest expense	(273)	(310)	(408)
Total interest expense, net	(225)	(283)	(397)
Net gain (loss) on extinguishment of debt	(26)	(41)	(32)
Foreign exchange rate results	(14)	(30)	(15)
Miscellaneous financing costs/income, net (*)	(70)	(12)	(9)
Total other financial income (expense)	(110)	(83)	(56)
Total	(335)	(366)	(453)

(*)

For the period ending December 31, 2018, the amount includes one-time charges ($60 million) on certain financial instruments for compensation related to an adjustment event required by the termination of the Qualcomm Purchase Agreement.

Equity-accounted investees

Results related to equity-accounted investees at the end of each period were as follows:

	2018	2017	2016
Company’s share in income (loss)	7	17	11
Other results	52	36	-
	59	53	11

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2018		2017
	Shareholding %	Amount	Shareholding %	Amount
ASEN	-	-	40	66
WeEn	-	-	49	65
Others		13		15
		13		146

Investments in equity-accounted investees are included in Corporate and Other.

In July 2018, we completed the sale of our 40% equity interest in Suzhou ASEN Semiconductors Co., Ltd., receiving $127 million in cash proceeds.

In June 2018, we completed the sale of 24% of our equity interest in WeEn, receiving $32 million in cash proceeds. At December 31, 2018, due to the intended sale of the remaining interest in WeEn, NXP transferred the remaining holding to other current assets.

On April 19, 2017, we sold our shares in Advanced Semiconductor Manufacturing Corporation Ltd. (ASMC), representing a 27.47 percent ownership, for a total consideration of $54 million. The gain on the sale of $31 million is included in the Statement of Operations in the line item “Results relating to equity-accounted investees”.

Balance Sheet Information

Cash and cash equivalents

At December 31, 2018 and December 31, 2017, our cash balance was $2,789 million and $3,547 million, respectively, of which $140 million and $250 million was held by SSMC, our consolidated joint venture company with TSMC. Under the terms of our joint venture agreement with TSMC, a portion of this cash can be distributed by way of a dividend to us, but 38.8% of the dividend will be paid to our joint venture partner. During 2018, a dividend of $139 million (2017: $228 million) has been paid by SSMC.